UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

International Core Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Common Stocks 93.76%		$1,480,309,584

(Cost $1,618,005,020)

Australia 5.15%		81,304,978

BHP Billiton, Ltd.	93,667	3,497,629
Billabong International, Ltd.	485,156	1,897,246
BlueScope Steel, Ltd.	1,182,804	481,754
Charter Hall Office REIT	721,379	2,577,289
Commonwealth Bank of Australia	108,948	5,464,381
Dexus Property Group	2,406,468	2,181,463
Goodman Fielder, Ltd.	3,436,296	1,891,043
Goodman Group	3,899,173	2,471,111
GPT Group	844,429	2,777,796
Iluka Resources, Ltd.	119,100	1,910,315
Investa Office Fund	3,538,189	2,204,295
Mirvac Group	1,377,257	1,851,934
National Australia Bank, Ltd.	130,458	3,255,759
Pacific Brands, Ltd.	1,389,783	774,741
Qantas Airways, Ltd. (I)	545,616	876,486
QBE Insurance Group, Ltd.	644,959	9,246,967
Resolute Mining, Ltd. (I)	407,935	844,495
Stockland	981,132	3,501,967
TABCORP Holdings, Ltd.	615,264	1,818,351
Telstra Corp., Ltd.	4,111,248	13,508,982
Wesfarmers, Ltd.	206,164	6,626,488
Westfield Group	104,615	905,894
Westpac Banking Corp.	404,337	8,832,307
Woodside Petroleum, Ltd.	54,704	1,906,285

Austria 0.63%		9,888,348

Andritz AG	24,399	2,154,105
Immofinanz AG	156,961	485,403
OMV AG	153,255	5,090,323
Raiffeisen Bank International AG (L)	34,324	822,810
Voestalpine AG	45,793	1,335,707

Belgium 0.50%		7,887,747

Ageas	601,604	1,060,161
Belgacom SA (L)	86,914	2,759,410
Colruyt SA	41,797	1,584,422
Delhaize Group SA	14,448	853,177
Dexia SA (I)	360,358	183,350
Mobistar SA	20,627	1,128,397
Umicore SA	7,403	318,830

Bermuda 0.10%		1,542,314

Golden Ocean Group, Ltd.	550,900	400,866
Lancashire Holdings, Ltd.	98,879	1,141,448

Canada 2.48%		39,115,667

BCE, Inc. (L)	88,900	3,486,445
Canadian National Railway Company	44,800	3,464,264
Canadian Natural Resources, Ltd.	175,100	6,576,872
Canadian Pacific Railway, Ltd.	13,400	807,455
Encana Corp. (L)	346,300	6,977,268
IGM Financial, Inc.	41,800	1,774,948
Methanex Corp.	48,200	1,181,430
Metro, Inc. (L)	36,600	1,849,826

1

International Core Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Canada (continued)

National Bank of Canada	24,965	$1,623,784
Potash Corp. of Saskatchewan, Inc.	46,400	2,022,593
Precision Drilling Corp. (I)	101,257	1,170,469
Research In Motion, Ltd. (I)	189,500	3,414,883
RONA, Inc.	74,400	676,927
Sun Life Financial, Inc.	213,100	3,856,881
Yellow Media, Inc. (L)	1,211,500	231,622

China 0.05%		730,791

Yangzijiang Shipbuilding Holdings, Ltd.	1,011,000	730,791

Denmark 0.56%		8,874,828

D/S Norden A/S (L)	15,026	398,955
Novo Nordisk A/S	74,524	8,475,873

Finland 0.52%		8,247,789

Neste Oil OYJ	90,288	1,127,957
Nokia OYJ	1,035,944	5,998,057
Sampo OYJ, Class A	42,929	1,121,775

France 11.06%		174,696,698

Air France KLM (I)(L)	205,024	1,190,214
Alcatel-Lucent (I)(L)	833,032	1,370,189
Archos SA (I)	50,259	377,899
Arkema	41,507	3,024,344
BNP Paribas	107,865	4,328,486
Casino Guichard Perrachon SA	7,487	666,968
Cie de Saint-Gobain SA	81,957	3,484,692
Cie Generale d'Optique Essilor International SA	28,076	2,007,293
Cie Generale de Geophysique-Veritas (I)	44,544	1,030,758
Cie Generale des Etablissements Michelin	25,572	1,631,846
Dassault Systemes SA	25,987	2,129,087
France Telecom SA	264,857	4,574,793
L'Oreal SA	10,971	1,187,051
Lagardere SCA	70,447	1,719,147
LVMH Moet Hennessy Louis Vuitton SA (L)	21,470	3,375,297
PagesJaunes Groupe (L)	218,076	757,916
Peugeot SA	61,766	1,157,828
Rallye SA	14,011	425,311
Renault SA	64,719	2,431,252
Safran SA	52,116	1,544,642
Sanofi	820,874	57,459,363
Societe Generale	79,117	1,951,345
SOITEC (I)(L)	89,855	465,556
Total SA	1,097,914	56,715,578
Unibail-Rodamco SE	16,685	3,115,485
Valeo SA	64,003	2,823,020
Vinci SA	71,311	3,197,786
Vivendi SA	369,249	8,520,748
Wendel SA	28,172	2,032,804

Germany 7.05%		111,270,713

Aareal Bank AG (I)	38,793	698,479
Adidas AG	42,270	2,980,306
Aixtron SE NA (L)	33,903	441,914
Aurubis AG	51,738	2,940,410
BASF SE	218,613	15,889,737

2

International Core Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Germany (continued)

Bayerische Motoren Werke (BMW) AG	81,859	$6,162,329
Bilfinger Berger SE	27,734	2,532,140
Continental AG (I)	11,907	838,988
Deutsche Lufthansa AG	97,100	1,258,034
Deutsche Post AG	86,026	1,299,658
E.ON AG	1,224,576	30,312,948
Fresenius Medical Care AG & Compay KGaA	44,225	3,022,266
Fresenius SE & Company KGaA	33,987	3,268,669
GEA Group AG	77,951	2,295,010
Gildemeister AG (I)	57,308	776,517
Infineon Technologies AG	351,554	2,905,754
Kloeckner & Company SE	94,191	1,232,484
Lanxess AG	63,230	3,534,210
Leoni AG	71,858	2,665,703
Linde AG	19,147	2,940,232
Puma SE	4,903	1,543,567
RWE AG	112,919	4,684,863
Salzgitter AG	33,918	1,754,685
SAP AG	66,289	3,954,995
SGL Carbon SE (I)(L)	10,649	638,530
Siemens AG	30,754	3,103,954
Software AG	46,365	1,986,147
Suedzucker AG	67,894	2,159,230
ThyssenKrupp AG	58,044	1,497,509
Volkswagen AG	12,883	1,951,445

Greece 0.25%		4,017,816

Alpha Bank AE (I)	245,966	231,465
National Bank of Greece SA (I)	258,669	690,563
OPAP SA	299,123	2,648,988
Public Power Corp. SA	79,186	446,800

Hong Kong 1.65%		26,022,306

AIA Group, Ltd.	690,400	2,175,367
CLP Holdings, Ltd.	704,699	6,272,472
Esprit Holdings, Ltd.	1,373,095	1,972,562
Galaxy Entertainment Group, Ltd. (I)(L)	781,000	1,559,288
Hong Kong & China Gas Company, Ltd.	841,443	1,945,712
Melco International Development Ltd. (L)	2,387,000	1,896,450
Pacific Basin Shipping, Ltd.	2,058,000	929,982
Power Assets Holdings, Ltd.	656,854	4,882,725
Sino-Forest Corp. (I)	26,210	36,039
SJM Holdings, Ltd.	392,000	682,010
Swire Pacific, Ltd., Class A	175,000	2,134,312
Yue Yuen Industrial Holdings, Ltd.	528,718	1,535,387

Ireland 1.26%		19,824,916

C&C Group PLC	204,952	839,743
CRH PLC	341,126	6,582,242
DCC PLC	64,673	1,568,457
Experian PLC	80,671	1,073,155
Kerry Group PLC	82,509	3,089,123
Paddy Power PLC	48,860	2,657,942
Shire PLC	119,598	4,014,254

3

International Core Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Israel 0.16%		$2,503,484

Africa Israel Investments, Ltd. (I)	194,641	656,650
Bezeq The Israeli Telecommunication Corp. Ltd.	545,767	1,031,746
Partner Communications Company, Ltd.	84,490	815,088

Italy 5.31%		83,789,831

Banco Popolare Societa Cooperativa	1,405,274	1,686,178
BGP Holdings PLC (I)	2,714,128	4
Davide Campari Milano SpA	194,404	1,392,147
Enel SpA	5,275,440	22,409,735
ENI SpA	1,535,391	32,539,299
Exor SpA	43,258	921,904
Finmeccanica SpA	404,809	1,752,054
Fondiaria-Sai SpA (I)	220,301	297,246
Italcementi SpA – RSP	41,228	112,994
Mediaset SpA	222,143	656,275
Milano Assicurazioni SpA (I)	1,508,781	508,345
Pirelli & C. SpA	209,307	1,970,324
Recordati SpA	99,876	767,345
Saipem SpA	87,179	3,899,202
Snam Rete Gas SpA	525,056	2,435,389
Telecom Italia SpA	3,985,722	4,501,328
Telecom Italia SpA - RSP	4,304,524	4,175,593
Terna Rete Elettrica Nazionale SpA (L)	453,146	1,621,699
Tod's SpA	7,733	716,931
UniCredit SpA (I)	1,365,439	1,425,839

Japan 23.05%		363,922,046

Advance Residence Investment Corp.	595	1,122,792
AEON Company, Ltd.	424,800	5,824,796
AEON Credit Service Company, Ltd.	108,400	1,663,489
Aiful Corp. (I)(L)	451,700	652,026
Aisin Seiki Company, Ltd.	39,200	1,180,681
Alps Electric Company, Ltd.	323,046	2,268,288
Anritsu Corp. (L)	253,000	2,870,152
Astellas Pharma, Inc.	184,700	7,130,015
Bridgestone Corp.	212,500	4,933,378
Calsonic Kansei Corp.	258,000	1,488,884
Canon, Inc.	52,100	2,357,769
Capcom Company, Ltd. (I)	39,900	1,019,570
Circle K Sunkus Company, Ltd.	35,200	577,478
Cosmo Oil Company, Ltd.	469,000	1,295,432
CyberAgent, Inc.	806	2,692,762
Daikyo, Inc.	896,000	1,738,099
Daito Trust Construction Company, Ltd.	129,200	11,526,708
Dena Company, Ltd.	94,400	2,929,010
DIC Corp.	322,000	543,710
Digital Garage, Inc.	236	776,221
Don Quijote Company, Ltd.	61,400	2,117,182
EDION Corp.	139,200	1,089,892
Eisai Company, Ltd.	104,280	4,025,573
Electric Power Development Company, Ltd.	39,100	986,541
FANUC Corp.	27,200	4,465,354
Fast Retailing Company, Ltd.	23,000	3,724,982
Fuji Electric Company, Ltd.	329,000	978,686
Fuji Heavy Industries, Ltd.	370,116	2,144,339
Fuji Oil Company, Ltd.	52,400	743,179
Gree, Inc.	84,100	2,821,123

4

International Core Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Japan (continued)

Gunze, Ltd.	223,000	$643,232
Hanwa Company, Ltd.	247,000	1,073,826
Haseko Corp. (I)	1,877,000	1,218,028
Hikari Tsushin, Inc.	33,500	855,794
Hitachi, Ltd.	1,285,000	7,200,457
Honda Motor Company, Ltd.	64,412	2,036,263
Inpex Corp.	621	4,173,429
ITOCHU Corp.	568,600	5,776,473
Japan Tobacco, Inc.	280	1,334,896
JFE Holdings, Inc.	201,100	3,717,506
JGC Corp.	58,000	1,456,981
Juki Corp. (L)	240,000	580,638
JVC Kenwood Holdings, Ltd. (I)(L)	123,800	521,863
JX Holdings, Inc.	1,939,000	12,397,486
K's Holding Corp. (L)	100,400	3,977,508
Kajima Corp.	1,617,000	4,873,989
Kakaku.com, Inc.	51,000	1,962,714
Kao Corp.	224,650	5,932,017
Kawasaki Kisen Kaisha, Ltd.	739,000	1,285,372
KDDI Corp.	2,084	13,827,952
Kinugawa Rubber Industrial Company, Ltd. (L)	148,000	1,337,201
Komatsu, Ltd.	81,200	2,067,415
Konami Corp. (L)	76,123	2,290,691
Lawson, Inc.	36,400	2,158,245
Leopalace21 Corp. (I)(L)	421,700	977,729
Makino Milling Machine Company, Ltd.	172,000	1,211,516
Marubeni Corp.	634,824	3,916,826
Mazda Motor Corp. (L)	1,244,000	2,270,944
Mitsubishi Chemical Holdings Corp.	806,500	4,672,786
Mitsubishi Corp.	112,795	2,330,121
Mitsubishi Electric Corp.	224,000	2,139,319
Mitsubishi Heavy Industries, Ltd.	469,000	1,974,309
Mitsubishi UFJ Lease & Finance Company, Ltd.	48,100	1,837,466
Mitsui & Company, Ltd.	211,300	3,333,433
Mitsui Mining & Smelting Company, Ltd.	548,000	1,421,010
Mitsui O.S.K. Lines, Ltd.	507,000	1,612,530
Mizuho Financial Group, Inc.	2,763,400	3,624,885
Nachi-Fujikoshi Corp.	128,000	603,149
Net One Systems Company, Ltd.	669	1,735,424
Nintendo Company, Ltd.	14,300	2,168,422
Nippon Chemi-Con Corp. (L)	338,000	1,259,174
Nippon Light Metal Company, Ltd.	1,132,000	1,503,874
Nippon Paper Group, Inc. (L)	50,600	1,086,554
Nippon Steel Corp.	1,467,000	3,564,713
Nippon Telegraph & Telephone Corp.	286,000	14,090,435
Nippon Yusen Kabushiki Kaisha	893,000	1,992,285
Nipro Corp. (L)	122,600	999,682
Nissan Motor Company, Ltd.	559,900	5,138,591
Nisshinbo Holdings, Inc.	95,000	804,512
Nitori Holdings Company, Ltd.	26,200	2,450,396
Nitto Denko Corp.	32,200	1,333,709
NSK, Ltd.	173,000	1,148,936
NTT DoCoMo, Inc.	4,623	8,152,553
Obayashi Corp.	387,000	1,620,749
OKUMA Corp.	258,000	1,982,536
ORIX Corp.	50,310	4,235,602
Osaka Gas Company, Ltd.	594,120	2,267,436

5

International Core Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Japan (continued)

Penta-Ocean Construction Company, Ltd. (L)	694,000	$2,196,531
Point, Inc.	47,250	1,967,000
Promise Company, Ltd. (I)	215,550	2,254,781
Resona Holdings, Inc.	2,150,200	9,624,036
Ricoh Company, Ltd.	156,000	1,409,339
Round One Corp. (L)	237,400	1,422,372
Ryohin Keikaku Company, Ltd.	36,000	1,638,307
Sankyo Company, Ltd.	54,000	2,689,651
Sanrio Company, Ltd.	15,700	822,331
SCSK Corp. (L)	57,100	929,620
Secom Company, Ltd.	45,400	2,046,520
Sega Sammy Holdings, Inc.	116,300	2,383,145
Seven & I Holdings Company, Ltd.	89,100	2,490,226
Shimamura Company, Ltd.	12,600	1,192,713
Showa Shell Sekiyu KK	128,900	863,019
Sojitz Corp. (L)	1,530,300	2,418,167
Sumitomo Corp.	727,000	9,709,750
Sumitomo Osaka Cement Company, Ltd.	406,000	1,176,979
Taiheiyo Cement Corp.	2,453,000	4,768,239
Taisei Corp.	1,541,000	3,991,963
Takeda Pharmaceutical Company, Ltd.	480,489	19,676,824
The Daiei, Inc. (I)(L)	212,600	776,728
Toho Zinc Company, Ltd.	246,000	992,141
Tokyo Gas Company, Ltd.	397	1,705
Tokyo Steel Manufacturing Company, Ltd.	44,400	378,597
Tokyo Tatemono Company, Ltd.	638,000	1,868,160
TonenGeneral Sekiyu KK	134,133	1,531,848
Toray Industries, Inc.	591,000	4,435,813
Tosoh Corp.	400,000	1,179,085
Toyota Motor Corp.	117,400	3,860,028
Toyota Tsusho Corp.	253,800	4,266,634
UNY Company, Ltd.	324,300	2,971,805
USS Company, Ltd.	19,790	1,716,125
Yahoo! Japan Corp.	5,501	1,740,854
Yamada Denki Company, Ltd.	112,540	8,135,601
Yamaha Motor Company, Ltd.	70,100	979,723
Yamato Transport Company, Ltd.	79,300	1,276,297
Zeon Corp.	269,000	2,289,696

Jersey, C.I. 0.16%		2,579,335

Randgold Resources, Ltd.	24,260	2,579,335

Netherlands 4.23%		66,720,224

Aegon NV (I)	200,863	879,540
CSM NV (L)	44,724	589,054
European Aeronautic Defence & Space Company NV	114,238	3,426,039
ING Groep NV (I)	1,097,884	8,561,704
Koninklijke BAM Groep NV	335,564	1,165,769
Royal Dutch Shell PLC	602,587	21,119,871
Royal Dutch Shell PLC, B Shares	625,300	22,525,686
Unilever NV	224,924	7,660,074
Wereldhave NV	11,378	792,487

New Zealand 0.58%		9,214,167

Chorus, Ltd.	710,572	1,825,457
Fletcher Building, Ltd.	361,491	1,710,307
Telecom Corp. of New Zealand, Ltd.	3,552,861	5,678,403

6

International Core Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Norway 0.07%		$1,158,429

TGS Nopec Geophysical Company ASA	51,996	1,158,429

Portugal 0.21%		3,386,307

Electricidade de Portugal SA	356,147	1,141,706
Jeronimo Martins SGPS SA	122,957	2,244,601

Singapore 1.53%		24,079,175

CapitaCommercial Trust	640,000	543,771
Ezra Holdings, Ltd. (L)	1,031,000	728,764
Golden Agri-Resources, Ltd.	9,632,000	5,454,621
Jaya Holdings, Ltd. (I)	876,000	327,771
Midas Holdings, Ltd. (L)	638,000	176,141
Oversea-Chinese Banking Corp., Ltd.	101,987	651,853
SembCorp Marine, Ltd.	622,573	1,879,490
Singapore Exchange, Ltd.	453,000	2,229,829
Singapore Press Holdings, Ltd.	786,000	2,428,648
Singapore Telecommunications, Ltd.	3,618,350	8,786,559
Swiber Holdings, Ltd. (I)	912,000	383,041
Venture Corp., Ltd.	94,000	488,687

Spain 4.26%		67,327,627

Banco Popular Espanol SA	999,953	4,269,976
Banco Santander SA (I)	1,304,661	9,788,499
Ferrovial SA (L)	85,654	1,062,495
Fomento de Construcciones y Contratas SA (L)	62,127	1,609,825
Gas Natural SDG SA	389,994	6,797,853
Grifols SA (I)(L)	123,564	1,996,938
Iberdrola SA	741,652	4,963,859
Inditex SA	61,770	5,245,714
Red Electrica Corporacion S.A.	27,151	1,194,072
Repsol YPF SA	295,195	8,942,888
Telefonica SA	1,137,256	21,455,508

Sweden 0.75%		11,839,284

Boliden AB	137,730	1,996,103
Hennes & Mauritz AB, B Shares	44,812	1,422,720
Investor AB, B Shares	152,520	2,845,113
NCC AB	83,473	1,359,475
Swedbank AB, Class A	276,333	3,699,370
Telefonaktiebolaget LM Ericsson, B Shares	1	11
Trelleborg AB, Series B	61,262	516,492

Switzerland 3.89%		61,412,991

Cie Financiere Richemont SA	25,800	1,395,032
Nestle SA	256,777	14,398,003
Novartis AG	535,973	28,922,623
Roche Holdings AG	50,741	8,070,689
Swisscom AG	2,874	1,085,098
Syngenta AG	9,087	2,680,207
The Swatch Group AG, BR Shares	8,041	3,134,103
Wolseley PLC	57,595	1,727,236

United Kingdom 18.30%		288,951,773

3i Group PLC	362,926	1,087,809
Aggreko PLC	87,935	2,620,704
Amlin PLC	244,715	1,293,012
ARM Holdings PLC	639,536	6,003,612
ASOS PLC (I)	42,436	909,469

7

International Core Fund
As of 11-30-11 (Unaudited)

	Shares	Value

United Kingdom (continued)

Associated British Foods PLC	91,547	$1,598,870
AstraZeneca PLC	996,278	46,142,548
Aviva PLC (I)	391,593	1,928,882
BAE Systems PLC	1,342,194	5,793,137
Barclays PLC	3,647,637	10,495,693
BG Group PLC	450,402	9,665,734
BHP Billiton PLC	66,700	2,055,122
BP PLC	2,079,771	15,122,490
British American Tobacco PLC	332,944	15,452,672
BT Group PLC	3,986,100	11,937,481
Burberry Group PLC	321,834	6,451,491
Cobham PLC	548,940	1,527,749
Cookson Group PLC	104,076	814,350
Diageo PLC	152,391	3,257,785
Dixons Retail PLC (I)(L)	1,483,486	264,153
Drax Group PLC	417,233	3,669,638
Electrocomponents PLC	115,029	387,094
FirstGroup PLC	402,274	2,067,532
GKN PLC	327,000	1,004,716
GlaxoSmithKline PLC	1,993,824	44,179,592
Home Retail Group PLC	1,473,330	2,075,970
HSBC Holdings PLC	1,526	11,900
ICAP PLC	47,143	264,177
IMI PLC	189,056	2,375,642
Imperial Tobacco Group PLC	125,692	4,522,558
ITV PLC	1,353,000	1,379,619
Jazztel PLC (I)	245,020	1,364,318
Ladbrokes PLC	13,856	28,147
Legal & General Group PLC	827,667	1,386,795
Lloyds Banking Group PLC (I)	5,173,450	2,035,050
National Express Group PLC	100,913	333,653
Next PLC	138,713	5,860,425
Pearson PLC	150,559	2,729,994
Petrofac, Ltd.	32,244	737,092
Prudential PLC	274,561	2,702,768
Punch Taverns PLC (I)	644,963	121,543
Reckitt Benckiser Group PLC	80,790	4,083,806
Rio Tinto PLC	162,565	8,605,448
Rolls-Royce Holdings PLC	102,853	1,180,739
Royal Bank of Scotland Group PLC (I)	4,707,046	1,573,114
SABMiller PLC	55,897	1,974,443
Scottish & Southern Energy PLC	202,971	4,204,911
Smith & Nephew PLC	234,218	2,143,292
Spirit Pub Company PLC (I)	644,963	402,459
Standard Chartered PLC	113,526	2,478,732
Subsea 7 SA (I)	51,845	1,025,321
Taylor Wimpey PLC (I)	1,983,279	1,216,483
The Capita Group PLC	112,130	1,113,707
The Sage Group PLC	404,387	1,844,070
The Weir Group PLC	114,728	3,733,686
Thomas Cook Group PLC (L)	1,479,604	426,261
Travis Perkins PLC	103,582	1,356,546
Trinity Mirror PLC (I)	140,795	106,067
Tullett Prebon PLC	105,141	505,695
United Utilities Group PLC	109,843	1,086,949
Vodafone Group PLC	8,866,109	24,052,970
William Hill PLC	620,167	1,970,184

8

International Core Fund
As of 11-30-11 (Unaudited)

		Shares	Value
United Kingdom (continued)

Yell Group PLC (I)(L)		2,616,973	$205,904

		Shares	Value

Preferred Securities 0.88%			$13,870,933

(Cost $12,929,699)

Germany 0.88%			13,870,933

Bayerische Motoren Werke (BMW) AG		12,011	629,683
Porsche Automobil Holding SE		86,927	5,288,734
ProSiebenSat.1 Media AG		81,527	1,602,977
Volkswagen AG		36,974	6,349,539

		Shares	Value

Rights 0.00%			$10,704

(Cost $0)

BlueScope Steel, Ltd. (Expiration Date:12/14/2011; Strike Price: 0.40 AUD) (I)		946,243	10,704

	Yield%	Shares	Value

Securities Lending Collateral 3.24%			$51,170,491

(Cost $51,163,352)

John Hancock Collateral Investment Trust (W)	0.3328(Y)	5,113,419	51,170,491

	Yield%	Shares	Value

Short-Term Investments 3.93%			$62,072,298

(Cost $62,072,298)

Money Market Funds 3.93%			62,072,298

State Street Institutional Treasury Money Market Fund	0.1683(Y)	62,072,298	62,072,298

Total investments (Cost $1,744,170,369)† 101.81%			$1,607,434,010

Other assets and liabilities, net (1.81%)			($28,535,079)

Total net assets 100.00%			$1,578,898,931

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

AUD Australian Dollar

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At November 30, 2011, the aggregate cost of investment securities for federal income tax purposes was $1,766,348,812. Net unrealized depreciation aggregated $158,914,802, of which $86,755,947 related to appreciated investment securities and $245,670,749 related to depreciated investment securities.

9

International Core Fund
As of 11-30-11 (Unaudited)

The Fund had the following sector composition as a percentage of net assets on 11-30-11:

Health Care	15.3%
Energy	13.9%
Consumer Discretionary	11.5%
Financials	11.4%
Telecommunication Services	9.4%
Industrials	9.3%
Consumer Staples	6.7%
Materials	6.5%
Utilities	6.4%
Information Technology	4.3%
Short-Term Investments & Other	5.3%

10

International Core Fund
As of 11-30-11 (Unaudited)

Notes to the schedule of investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11-30-2011	Price	Inputs	Inputs

Common Stocks
Australia	$81,304,978	—	$81,304,978	—
Austria	9,888,348	—	9,888,348	—
Belgium	7,887,747	—	7,887,747	—
Bermuda	1,542,314	—	1,542,314	—
Canada	39,115,667	$39,115,667	—	—
China	730,791	—	730,791	—
Denmark	8,874,828	—	8,874,828	—
Finland	8,247,789	—	8,247,789	—
France	174,696,698	—	174,696,698	—
Germany	111,270,713	—	111,270,713	—
Greece	4,017,816	—	4,017,816	—
Hong Kong	26,022,306	—	25,986,267	$36,039
Ireland	19,824,916	—	19,824,916	—
Israel	2,503,484	—	2,503,484	—
Italy	83,789,831	—	83,789,827	4
Japan	363,922,046	—	363,922,046	—
Jersey, C.I.	2,579,335	—	2,579,335	—
Netherlands	66,720,224	—	66,720,224	—
New Zealand	9,214,167	—	9,214,167	—
Norway	1,158,429	—	1,158,429	—
Portugal	3,386,307	—	3,386,307	—
Singapore	24,079,175	—	24,079,175	—
Spain	67,327,627	—	67,327,627	—
Sweden	11,839,284	—	11,839,284	—
Switzerland	61,412,991	—	61,412,991	—
United Kingdom	288,951,773	—	288,951,773	—

11

Preferred Securities
Germany	13,870,933	—	13,870,933	—
Rights	10,704	10,704	—	—
Securities Lending Collateral	51,170,491	51,170,491	—	—
Short-Term Investments	62,072,298	62,072,298	—	—

Total Investments in Securities	$1,607,434,010	$152,369,160	$1,455,028,807	$36,043
Other Financial Instruments
Futures	$4,970,945	$4,970,945	—	—
Forward Foreign Currency Contracts	$486,062	—	$486,062	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended November 30, 2011, the Fund used futures contracts to gain market exposure. The following table summarizes the contracts held at November 30, 2011. During the period ended November 30, 2011, the Fund held futures contracts with absolute notional values ranging from $119.6 million to $138.3 million as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATIOND
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

AEX Index Futures	4	Long	Dec 2011	$322,488	$9,378
CAC 40 Index Futures	43	Long	Dec 2011	1,820,619	75,184
DAX Index Futures	63	Long	Dec 2011	12,872,557	1,519,765
FTSE 100 Index Futures	173	Long	Dec 2011	14,909,090	688,138

12

FTSE MIB Index Futures	289	Long	Dec 2011	29,594,566	3,387,168
HANG SENG Index Futures	2	Long	Dec 2011	232,753	6,485
IBEX 35 Index Futures	5	Long	Dec 2011	567,747	10,253
OMX 30 Index Futures	26	Long	Dec 2011	378,451	13,058
SGX MSCI Singapore Index Futures	37	Long	Dec 2011	1,765,053	16,571
TOPIX Index Futures	270	Long	Dec 2011	25,325,554	(564,440)
ASX SPI 200 Index Futures	140	Short	Dec 2011	(14,807,936)	(50,433)
S&P TSE 60 Index Futures	171	Short	Dec 2011	(23,287,318)	(140,182)
					$4,970,945

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2011. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $274.9 million to $490.1 million, as measured at each quarter end.

		PRINCIPAL
		AMOUNT
	PRINCIPAL	COVERD BY			UNREALIZED
	AMOUNT COVERD	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

CHF	7,772,496	$8,628,916	Bank of America N.A.	12-16-11	($117,700)
CHF	3,391,455	3,754,479	Morgan Stanley Capital Services, Inc	12-16-11	(40,691)
CHF	1,695,728	1,879,298	Royal Bank of Scotland PLC	12-16-11	(22,403)
EUR	3,244,742	4,401,915	Brown Brothers Harriman & Company	12-16-11	(41,361)
GBP	7,249,062	11,346,080	Bank of America N.A.	12-16-11	25,487
GBP	3,464,002	5,426,290	Brown Brothers Harriman & Company	12-16-11	7,673
GBP	5,400,000	8,481,240	JPMorgan Chase Bank	12-16-11	(10,287)
GBP	10,834,126	16,959,958	Mellon Bank NA	12-16-11	35,481
GBP	5,351,804	8,380,347	Morgan Stanley Capital Services, Inc	12-16-11	15,001
GBP	8,260,364	12,923,298	Royal Bank of Scotland PLC	12-16-11	34,693
HKD	41,093,478	5,286,028	Barclays Bank PLC	12-16-11	3,931
HKD	105,805,753	13,614,235	Brown Brothers Harriman & Company	12-16-11	6,128
HKD	24,623,000	3,167,363	JPMorgan Chase Bank	12-16-11	2,353
HKD	41,093,478	5,286,791	Morgan Stanley Capital Services, Inc	12-16-11	3,168
HKD	94,442,890	12,148,871	State Street Bank & Trust Company	12-16-11	8,753
SGD	21,386,458	16,847,292	Bank of America N.A.	12-16-11	(160,404)
SGD	13,331,429	10,473,355	Barclays Bank PLC	12-16-11	(71,443)
SGD	1,942,000	1,523,508	JPMorgan Chase Bank	12-16-11	(8,253)
SGD	3,337,439	2,616,905	Mellon Bank NA	12-16-11	(12,852)

13

		PRINCIPAL
		AMOUNT
	PRINCIPAL	COVERD BY			UNREALIZED
	AMOUNT COVERD	CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS (continued)

SGD	3,752,879	2,950,140	Royal Bank of Scotland PLC	12-16-11	(21,936)
SGD	2,906,439	2,285,314	State Street Bank & Trust Company	12-16-11	(17,550)

		$158,381,623			($382,212)

SELLS

AUD	6,273,706	$6,039,885	Bank of America N.A.	12-16-11	($401,462)
CAD	15,988,529	15,700,842	Bank of America N.A.	12-16-11	30,702
CAD	9,827,877	9,637,375	Morgan Stanley Capital Services, Inc	12-16-11	5,206
CAD	8,592,538	8,386,900	Royal Bank of Scotland PLC	12-16-11	(34,530)
CHF	4,747,987	5,401,953	Bank of America N.A.	12-16-11	202,703
DKK	21,918,360	4,024,601	Royal Bank of Scotland PLC	12-16-11	63,041
DKK	16,722,152	3,071,973	State Street Bank & Trust Company	12-16-11	49,584
EUR	3,134,752	4,331,758	Brown Brothers Harriman & Company	12-16-11	119,016
EUR	4,556,552	6,168,020	JPMorgan Chase Bank	12-16-11	44,547
EUR	11,826,353	16,185,310	State Street Bank & Trust Company	12-16-11	292,073
JPY	342,577,105	4,466,397	Deutsche Bank AG	12-16-11	47,690
JPY	2,660,844,633	34,690,681	JPMorgan Chase Bank	12-16-11	369,964
JPY	152,430,105	1,987,578	Mellon Bank N.A.	12-16-11	21,469
NZD	1,035,193	790,256	Brown Brothers Harriman & Company	12-16-11	(17,309)
NZD	4,771,542	3,748,801	JPMorgan Chase Bank	12-16-11	26,469
NZD	3,623,763	2,845,295	Royal Bank of Scotland PLC	12-16-11	18,359
SEK	14,372,530	2,153,229	Bank of America N.A.	12-16-11	30,752

		$129,630,854			$868,274

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2011 by risk category:

		ASSET	LIABILITY
		DERIVATIVES	DERIVATIVES
RISK	FINANCIAL INSTRUMENTS LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Futures	$5,726,000	($755,055)
Foreign exchange contracts	Foreign forward currency contracts	1,464,243	(978,181)

Total		$7,190,243	($1,733,236)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

660Q3 11/11
1/12

John Hancock
MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

International Growth Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Common Stocks 95.59%		$224,207,512

(Cost $218,330,590)

Australia 4.93%		11,574,236

BHP Billiton, Ltd.	80,413	3,002,710
BlueScope Steel, Ltd.	210,210	85,618
Coca-Cola Amatil, Ltd.	27,760	339,032
Cochlear, Ltd.	3,748	218,070
CSL, Ltd.	18,230	598,078
Iluka Resources, Ltd.	32,205	516,555
National Australia Bank, Ltd.	30,627	764,339
Qantas Airways, Ltd. (I)	57,171	91,840
Rio Tinto, Ltd.	1,846	123,710
Telstra Corp., Ltd.	304,715	1,001,251
Wesfarmers, Ltd.	47,701	1,533,197
Westpac Banking Corp.	33,741	737,036
Woodside Petroleum, Ltd.	16,167	563,376
Woolworths, Ltd.	77,864	1,999,424

Austria 0.25%		589,469

Andritz AG	2,881	254,354
Immofinanz AG - Escrow Shares (I)(L)	49,581	0
Raiffeisen Bank International AG (L)	2,773	66,474
Voestalpine AG	9,210	268,641

Belgium 0.39%		913,732

Bekaert SA (L)	4,005	159,191
Colruyt SA	9,285	351,972
Mobistar SA	3,863	211,325
Telenet Group Holding NV	5,111	191,244

Bermuda 0.08%		193,802

Golden Ocean Group, Ltd.	63,400	46,133
Lancashire Holdings, Ltd.	12,792	147,669

Canada 3.76%		8,821,759

Agrium, Inc.	2,200	154,417
Barrick Gold Corp.	6,000	317,957
BCE, Inc. (L)	12,200	478,455
Canadian National Railway Company (L)	25,000	1,933,183
Cenovus Energy, Inc. (L)	5,600	187,280
Enbridge, Inc. (L)	37,800	1,339,372
Imperial Oil, Ltd.	8,700	372,071
Potash Corp. of Saskatchewan, Inc.	27,200	1,185,658
Rogers Communications, Inc., Class B (L)	10,100	374,511
Saputo, Inc.	7,400	275,627
Shaw Communications, Inc., Class B	11,900	245,829
Shoppers Drug Mart Corp. (L)	8,700	362,091
Suncor Energy, Inc.	25,000	752,978
Valeant Pharmaceuticals International, Inc.	18,202	842,330

China 0.05%		109,872

Yangzijiang Shipbuilding Holdings, Ltd.	152,000	109,872

Denmark 1.52%		3,559,578

Novo Nordisk A/S	27,829	3,165,089
Novozymes A/S, B shares	12,285	394,489

1

International Growth Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Finland 0.57%		$1,327,694

Kone OYJ	11,134	627,610
Nokian Renkaat OYJ	9,260	304,802
Sampo OYJ, Class A	9,020	235,701
Wartsila OYJ	4,860	159,581

France 6.53%		15,308,680

Air France KLM (I)(L)	12,967	75,277
Air Liquide SA	2,323	294,846
Alcatel-Lucent (I)	157,750	259,471
Arkema SA	5,219	380,274
BNP Paribas SA	10,135	406,705
Bureau Veritas SA	4,684	346,967
Carrefour SA	29,034	772,677
Cie de Saint-Gobain	24,470	1,040,429
Cie Generale d'Optique Essilor International SA	13,637	974,977
Cie Generale des Etablissements Michelin	6,406	408,791
Credit Agricole SA (L)	12,558	81,212
Danone SA	12,892	852,741
Dassault Systemes SA	5,178	424,228
Eutelsat Communications	11,200	435,298
Faurecia	4,639	97,873
ICADE	1,888	151,128
Iliad SA	1,017	124,090
L'Oreal SA	7,961	861,372
Legrand SA, ADR	6,198	200,709
LVMH Moet Hennessy Louis Vuitton SA (L)	5,051	794,067
Neopost SA	2,074	146,852
Renault SA	8,696	326,676
Safran SA	8,249	244,488
Sanofi	35,596	2,491,641
Schneider Electric SA	8,317	471,801
Societe Generale SA	7,144	176,200
Sodexo	2,137	155,444
Technip SA	3,169	302,875
Total SA	4,647	240,053
Unibail-Rodamco SE	1,741	325,086
Valeo SA	6,136	270,644
Vinci SA	15,574	698,382
Wendel SA	3,040	219,357
Zodiac Aerospace	3,122	256,049

Germany 6.39%		14,995,940

Adidas AG	8,553	603,041
Aixtron SE NA (L)	7,701	100,380
Aurubis AG	6,353	361,058
Bayerische Motoren Werke AG	14,858	1,118,507
Beiersdorf AG	7,113	406,676
Bilfinger Berger SE	4,198	383,281
Continental AG (I)	4,382	308,763
Deutsche Boerse AG (I)	2,809	171,517
Deutsche Lufthansa AG	23,427	303,522
Fielmann AG	1,875	189,640
Fraport AG Frankfurt Airport Services Worldwide	4,290	243,700
Fresenius Medical Care AG & Company KGaA	6,635	453,425
Fresenius SE & Company KGaA	6,192	595,510
GEA Group AG	16,153	475,572
Hochtief AG	2,550	145,743

2

International Growth Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Germany (continued)

Infineon Technologies AG	80,378	$664,361
K&S AG	5,756	312,568
Kabel Deutschland Holding AG (I)	5,239	290,632
Kloeckner & Company SE (L)	10,548	138,020
Lanxess AG	9,105	508,920
Leoni AG	3,306	122,642
Linde AG	4,377	672,136
Merck KGaA	3,672	364,712
Metro AG	5,459	268,439
Rheinmetall AG	2,271	109,669
SAP AG	57,436	3,426,799
SGL Carbon SE (I)(L)	4,908	294,291
Software AG	6,690	286,581
Stada Arzneimittel AG	8,466	235,428
Suedzucker AG	10,666	339,210
ThyssenKrupp AG	11,771	303,686
TUI AG (I)(L)	14,740	82,237
Volkswagen AG	3,610	546,823
Wincor Nixdorf AG	3,517	168,451

Greece 0.07%		154,251

OPAP SA	17,418	154,251

Hong Kong 2.84%		6,656,932

AIA Group, Ltd.	325,800	1,026,556
Cheung Kong Holdings, Ltd.	22,000	253,812
CLP Holdings, Ltd.	110,500	983,552
Galaxy Entertainment Group, Ltd. (I)(L)	155,000	309,462
Hang Seng Bank, Ltd.	36,200	450,475
Hong Kong & China Gas Company, Ltd.	434,505	1,004,728
Hong Kong Exchanges & Clearing, Ltd.	18,300	305,206
Hutchison Whampoa, Ltd.	66,000	581,498
Jardine Matheson Holdings, Ltd.	6,000	303,393
Power Assets Holdings, Ltd.	110,000	817,685
SJM Holdings, Ltd.	142,000	247,055
Sun Hung Kai Properties, Ltd.	8,000	98,883
Swire Pacific, Ltd., Class A	11,500	140,255
Xinyi Glass Holdings Company, Ltd.	228,000	134,372

Ireland 1.41%		3,296,445

CRH PLC	27,713	534,740
DCC PLC	3,213	77,622
Experian PLC	61,614	819,642
Paddy Power PLC	1,331	72,542
Paddy Power PLC - London Exchange	887	47,149
Shire PLC	51,981	1,744,719
WPP PLC	3	31

Israel 0.05%		126,003

Israel Chemicals, Ltd.	11,591	126,003

Italy 0.44%		1,027,473

Assicurazioni Generali SpA	5,014	83,405
Enel SpA	142,192	604,023
Mediobanca SpA (L)	16,159	104,337
Saipem SpA	5,270	235,708

3

International Growth Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Japan 20.26%		$47,531,492

Ajinomoto Company, Inc.	15,000	180,064
Asahi Glass Company, Ltd.	18,000	153,435
Asahi Group Holdings, Ltd.	10,200	225,486
Astellas Pharma, Inc.	6,100	235,480
Bandai Namco Holdings, Inc.	12,500	180,501
Bridgestone Corp.	45,600	1,058,645
Canon, Inc.	67,300	3,045,640
CAPCOM Company, Ltd.	6,400	163,540
Central Japan Railway Company, Ltd.	35	280,763
CHIYODA Corp.	15,000	165,162
Chugai Pharmaceutical Company, Ltd.	26,900	411,003
CyberAgent, Inc.	58	193,772
Daihatsu Motor Company, Ltd.	12,000	210,912
Daiichi Sankyo Company, Ltd.	11,100	199,739
Daito Trust Construction Company, Ltd.	13,000	1,159,808
Dena Company, Ltd.	11,900	369,229
DIC Corp.	79,000	133,395
Eisai Company, Ltd.	19,500	752,768
FamilyMart Company, Ltd.	3,800	151,411
FANUC Corp.	9,000	1,477,507
Fast Retailing Company, Ltd.	4,800	777,388
Gree, Inc.	8,200	275,068
Hirose Electric Company, Ltd.	2,700	250,010
Hisamitsu Pharmaceutical Company, Inc.	10,900	436,574
Hitachi, Ltd.	221,000	1,238,367
Honda Motor Company, Ltd.	25,700	812,457
Hoya Corp.	32,900	702,155
Idemitsu Kosan Company, Ltd.	1,300	138,809
Inpex Corp.	202	1,357,541
Ishikawajima-Harima Heavy Industries Company, Ltd.	117,000	274,388
ITOCHU Corp.	25,200	256,010
Japan Tobacco, Inc.	88	419,539
JGC Corp.	15,000	376,805
K's Holding Corp.	7,200	285,240
Kao Corp.	46,000	1,214,657
Kawasaki Heavy Industries, Ltd.	63,000	163,405
Kawasaki Kisen Kaisha, Ltd.	55,000	95,664
KDDI Corp.	214	1,419,953
Keyence Corp.	3,300	844,111
Kintetsu Corp. (L)	51,000	189,146
Kobe Steel, Ltd.	45,000	71,683
Komatsu, Ltd.	42,500	1,082,083
Konami Corp.	6,100	183,561
Kurita Water Industries, Ltd.	5,300	142,055
Lawson, Inc.	6,100	361,684
Makita Corp.	9,200	321,233
Marubeni Corp.	75,000	462,746
Mazda Motor Corp. (I)	81,000	147,867
Mitsubishi Chemical Holdings Corp.	101,500	588,082
Mitsubishi Corp.	28,500	588,753
Mitsubishi Electric Corp.	52,000	496,628
Mitsubishi Estate Company, Ltd.	11,000	184,084
Mitsubishi Heavy Industries, Ltd.	104,000	437,800
Mitsui & Company, Ltd. (L)	45,000	709,912
Mitsui Engineering & Shipbuilding Company, Ltd.	102,000	156,629
Mitsui O.S.K. Lines, Ltd.	33,000	104,958
Murata Manufacturing Company, Ltd.	10,100	598,169

4

International Growth Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Japan (continued)

Nabtesco Corp.	6,900	$152,963
Nidec Corp.	3,500	316,098
Nippon Telegraph & Telephone Corp.	4,300	211,849
Nissan Motor Company, Ltd.	52,900	485,500
Nitori Holdings Company, Ltd.	5,800	542,454
Nitto Denko Corp.	10,300	426,621
Nomura Research Institute, Ltd.	8,300	183,668
NSK, Ltd.	22,000	146,107
NTT DoCoMo, Inc.	554	976,966
Odakyu Electric Railway Company, Ltd.	42,000	397,309
Olympus Corp. (L)	6,400	86,850
Ono Pharmaceutical Company, Ltd.	3,400	176,459
Oriental Land Company, Ltd.	2,900	300,049
ORIX Corp.	880	74,087
Point, Inc.	2,950	122,807
Rakuten, Inc.	259	277,154
Resona Holdings, Inc.	70,800	316,892
Ricoh Company, Ltd.	29,000	261,992
Ryohin Keikaku Company, Ltd.	3,400	154,729
Sankyo Company, Ltd.	2,600	129,502
Sanrio Company, Ltd.	3,700	193,798
Santen Pharmaceutical Company, Ltd.	9,300	350,443
Sawai Pharmaceutical Company, Ltd.	2,500	265,682
Secom Company, Ltd.	8,600	387,667
Sega Sammy Holdings, Inc.	10,900	223,356
Seven & I Holdings Company, Ltd.	15,300	427,614
Shimamura Company, Ltd.	3,300	312,377
Shimizu Corp.	28,000	114,726
Shin-Etsu Chemical Company, Ltd.	9,200	461,889
Shionogi & Company, Ltd.	12,600	147,916
Shiseido Company, Ltd.	18,000	334,119
SMC Corp.	3,400	564,159
Softbank Corp.	13,100	441,375
Stanley Electric Company, Ltd.	12,400	182,525
Start Today Company, Ltd.	6,900	133,342
Sumitomo Corp., Ltd.	13,000	175,401
Sysmex Corp.	6,400	220,891
Takeda Pharmaceutical Company, Ltd.	43,500	1,781,397
Teijin, Ltd.	39,000	119,501
Terumo Corp.	15,500	755,348
THK Company, Ltd.	6,700	134,851
Toray Industries, Inc.	152,000	1,140,852
Toshiba Corp.	47,000	217,459
Toyota Tsusho Corp.	6,900	115,996
Trend Micro, Inc.	9,500	291,630
Tsumura & Company, Ltd.	9,400	260,118
Ube Industries, Ltd.	47,000	133,009
Unicharm Corp.	13,000	615,791
West Japan Railway Company	4,957	205,071
Yahoo! Japan Corp.	1,876	593,682
Yamada Denki Company, Ltd.	11,230	811,825
Yamato Kogyo Company, Ltd.	4,200	116,122
Yamato Transport Company, Ltd.	28,100	452,257
Zeon Corp.	23,000	195,773

Jersey, C.I. 0.16%		364,148

Randgold Resources, Ltd.	3,425	364,148

5

International Growth Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Luxembourg 0.37%		$862,887

Millicom International Cellular SA	3,600	389,610
SES SA	19,190	473,277

Macau 0.39%		908,633

Sands China, Ltd. (I)	168,400	510,727
Wynn Macau, Ltd.	135,600	397,906

Mexico 0.07%		175,829

Fresnillo PLC	6,504	175,829

Netherlands 3.39%		7,946,452

Aegon NV (I)	30,018	131,443
ASML Holding NV	7,445	290,501
European Aeronautic Defence & Space Company NV	15,782	473,308
ING Groep NV (I)	34,902	272,179
Koninklijke (Royal) KPN NV	94,722	1,160,348
Reed Elsevier NV	14,291	168,645
Royal Dutch Shell PLC	8,482	297,283
Royal Dutch Shell PLC, B Shares	50,212	1,808,827
Unilever NV (L)	98,188	3,343,918

New Zealand 0.16%		378,655

Chorus, Ltd. (I)	35,856	92,115
Telecom Corp. of New Zealand, Ltd.	179,282	286,540

Norway 0.28%		664,465

Telenor ASA	16,368	279,733
TGS Nopec Geophysical Company ASA	10,055	224,017
Yara International ASA	3,935	160,715

Singapore 2.07%		4,858,689

Ezra Holdings, Ltd.	103,000	72,806
Golden Agri-Resources, Ltd.	773,000	437,751
Hyflux, Ltd.	82,500	77,538
Keppel Corp., Ltd.	103,400	769,611
Oversea-Chinese Banking Corp., Ltd.	6	38
SembCorp Industries, Ltd.	65,000	218,636
SembCorp Marine, Ltd.	51,000	153,964
Singapore Airport Terminal Services, Ltd.	76,000	131,250
Singapore Exchange, Ltd.	79,000	388,866
Singapore Post, Ltd.	183,000	140,855
Singapore Press Holdings, Ltd.	207,000	639,606
Singapore Technologies Engineering, Ltd.	218,000	459,547
Singapore Telecommunications, Ltd.	370,000	898,483
SMRT Corp., Ltd.	89,000	124,668
StarHub, Ltd.	51,000	113,957
Wilmar International, Ltd.	57,000	231,113

Spain 1.39%		3,272,682

Acciona SA	1,734	161,604
Enagas SA	5,176	97,158
Gas Natural SDG SA	11,420	199,058
Inditex SA	16,980	1,441,998
Red Electrica De Espana	12,375	544,239
Repsol YPF SA	27,352	828,625

Sweden 2.59%		6,072,505

Atlas Copco AB, Series A	24,315	522,581

6

International Growth Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Sweden (continued)

Atlas Copco AB, Series B	21,842	$415,862
Boliden AB	16,459	238,538
Elekta AB, Series B	5,601	238,378
Hennes & Mauritz AB, B Shares	56,818	1,803,894
Hexagon AB	8,223	125,645
Investor AB, B Shares	30,781	574,190
Kinnevik Investment AB	8,028	163,003
Lundin Petroleum AB (I)	11,701	301,696
Scania AB, Series B	12,676	194,151
Swedbank AB, Class A	37,532	502,455
Swedish Match AB	10,623	347,721
Telefonaktiebolaget LM Ericsson, B Shares	60,550	644,391

Switzerland 10.78%		25,286,718

ABB, Ltd. (I)	9,486	179,768
Actelion, Ltd. (I)	4,193	146,663
Geberit AG	2,081	398,561
Kuehne & Nagel International AG	2,062	251,556
Nestle SA	115,932	6,500,540
Nobel Biocare Holding AG	7,730	98,161
Novartis AG	86,216	4,652,460
Roche Holdings AG	66,847	10,632,454
SGS SA	231	389,999
STMicroelectronics NV	36,056	228,331
Swisscom AG	405	152,910
Syngenta AG (I)	1,716	506,134
Wolseley PLC	19,212	576,155
Xstrata PLC	35,577	573,026

United Kingdom 24.36%		57,131,968

Aberdeen Asset Management PLC	59,804	189,106
Admiral Group PLC	27,988	406,067
Aggreko PLC	37,371	1,113,758
AMEC PLC	22,961	314,433
ARM Holdings PLC	75,773	711,315
Ashmore Group PLC	47,488	252,343
ASOS PLC (I)	10,289	220,509
AstraZeneca PLC	35,698	1,653,350
Babcock International Group PLC	30,694	350,584
BAE Systems PLC	61,517	265,518
Balfour Beatty PLC	50,042	198,295
Barclays PLC	111,473	320,752
BG Group PLC	124,234	2,666,091
BHP Billiton PLC	31,596	973,518
BP PLC	51,267	372,774
British American Tobacco PLC	184,909	8,582,038
British Sky Broadcasting Group PLC	63,014	760,188
BT Group PLC	359,142	1,075,550
Bunzl PLC	31,248	408,671
Burberry Group PLC	69,734	1,397,889
Centrica PLC	63,823	303,680
Chemring Group PLC	15,270	94,498
Cobham PLC	121,062	336,926
Cookson Group PLC	16,439	128,628
Croda International PLC	17,255	496,613
Diageo PLC	143,062	3,058,352
Drax Group PLC	28,376	249,572

7

International Growth Fund
As of 11-30-11 (Unaudited)

	Shares	Value

United Kingdom (continued)

GKN PLC	111,328	$342,058
GlaxoSmithKline PLC	365,552	8,099,982
HSBC Holdings PLC	102,310	797,857
ICAP PLC	26,390	147,883
IG Group Holdings PLC	42,806	324,758
IMI PLC	23,154	290,949
Imperial Tobacco Group PLC	25,534	918,746
Inchcape PLC	44,936	230,943
Inmarsat PLC	27,790	191,388
Intercontinental Hotels Group PLC	16,234	281,696
International Power PLC	29,310	154,927
Intertek Group PLC	14,543	440,888
Investec PLC	13,087	74,421
ITV PLC	286,287	291,919
John Wood Group PLC	23,761	244,199
Johnson Matthey PLC	13,846	418,041
Kingfisher PLC	70,974	286,003
Land Securities Group PLC	25,451	275,058
Legal & General Group PLC	32,963	55,231
London Stock Exchange Group PLC	16,522	224,177
Man Group PLC	94,837	212,825
Marks & Spencer Group PLC	76,072	396,160
Mondi PLC	36,482	263,501
National Grid PLC	40,910	401,952
Next PLC	25,606	1,081,817
Pearson PLC (I)	32,871	596,030
Pennon Group PLC	23,836	268,871
Petrofac, Ltd.	18,340	419,249
Prudential PLC	72,534	714,022
Reckitt Benckiser Group PLC	39,038	1,973,309
Reed Elsevier PLC	71,603	594,796
Resolution, Ltd.	77,567	288,063
Rexam PLC	45,412	246,341
Rio Tinto PLC	37,924	2,007,523
Rolls-Royce Holdings PLC	21,199	243,362
SABMiller PLC	10,423	368,171
Schroders PLC	9,481	200,707
Scottish & Southern Energy PLC	31,570	654,036
Smith & Nephew PLC	62,908	575,661
Smiths Group PLC	29,038	433,759
Spectris PLC	11,751	231,396
Standard Chartered PLC	31,169	680,546
Tate & Lyle PLC	36,117	381,353
Tesco PLC	96,526	615,627
The Capita Group PLC	40,873	405,962
The Sage Group PLC	82,765	377,422
The Weir Group PLC	23,492	764,519
Tullett Prebon PLC	14,637	70,399
Unilever PLC	14,297	480,349
William Hill PLC	60,468	192,098

United States 0.04%		96,523

Sims Group, Ltd.	7,092	96,523

8

International Growth Fund
As of 11-30-11 (Unaudited)

		Shares	Value

Preferred Securities 1.00%			$2,349,385

(Cost $1,983,120)

Germany 1.00%			2,349,385

Bayerische Motoren Werke (BMW) AG		3,521	184,590
Hugo Boss AG		3,936	355,999
Porsche Automobil Holding SE		9,879	601,049
ProSiebenSat.1 Media AG		10,663	209,655
Volkswagen AG		5,812	998,092

Rights 0.00%			$1,902

(Cost $0)

Australia 0.00%			1,902

BlueScope Steel, Ltd. (Expiration Date:12/14/2011; Strike Price: 0.40 AUD) (I)		168,168	1,902

Warrants 0.00%			$2,244

(Cost $5,399)

Canada 0.00%			2,244

Kinross Gold Corp. (Expiration Date: 09/17/2014, Strike Price: $21.30) (I)		1,133	2,244

	Yield	Shares	Value

Securities Lending Collateral 2.15%			$5,047,848

(Cost $5,046,937)

John Hancock Collateral Investment Trust (W)	0.3328%(Y)	504,427	5,047,848

Short-Term Investments 2.23%			5,216,519

(Cost $5,216,519)

Money Market Funds 2.23%			5,216,519

State Street Institutional Treasury Money Market Fund	0.1683%(Y)	5,216,519	5,216,519

Total investments (Cost $230,582,565)† 100.97%			$236,825,410

Other assets and liabilities, net (0.97%)			($2,277,499)

Total net assets 100.00%			$234,547,911

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $231,442,185. Net unrealized appreciation aggregated $5,383,225, of which $22,331,873 related to appreciated investment securities and $16,948,648 related to depreciated investment securities.

9

International Growth Fund
As of 11-30-11 (Unaudited)

The Fund had the following sector composition as a percentage of net assets on 11-30-11:

Health Care	18.7%
Consumer Staples	16.9%
Industrials	13.8%
Consumer Discretionary	12.5%
Materials	8.4%
Information Technology	7.5%
Financials	6.3%
Energy	5.6%
Telecommunication Services	4.3%
Utilities	2.8%
Short-Term Investments & Other	3.2%

10

International Growth Fund
As of 11-30-11 (Unaudited)

Notes to the schedule of investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	11-30-2011	Price	Inputs	Inputs

Common Stocks
Australia	$11,574,236	—	$11,574,236	—
Austria	589,469	—	589,469	—
Belgium	913,732	—	913,732	—
Bermuda	193,802	—	193,802	—
Canada	8,821,759	$8,821,759	—	—
China	109,872	—	109,872	—
Denmark	3,559,578	—	3,559,578	—
Finland	1,327,694	—	1,327,694	—
France	15,308,680	—	15,308,680	—
Germany	14,995,940	—	14,995,940	—
Greece	154,251	—	154,251	—
Hong Kong	6,656,932	—	6,656,932	—
Ireland	3,296,445	—	3,296,445	—
Israel	126,003	—	126,003	—
Italy	1,027,473	—	1,027,473	—
Japan	47,531,492	—	47,531,492	—
Jersey, C.I.	364,148	—	364,148	—
Luxembourg	862,887	—	862,887	—
Macau	908,633	—	908,633	—
Mexico	175,829	—	175,829	—
Netherlands	7,946,452	—	7,946,452	—
New Zealand	378,655	—	378,655	—
Norway	664,465	—	664,465	—
Singapore	4,858,689	—	4,858,689	—
Spain	3,272,682	—	3,272,682	—
Sweden	6,072,505	—	6,072,505	—
Switzerland	25,286,718	—	25,286,718	—

11

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	11-30-2011	Price	Inputs	Inputs

Common Stocks (continued)
United Kingdom	57,131,968	—	57,131,968	—
United States	96,523	—	96,523	—
Preferred Securities
Germany	2,349,385	—	2,349,385	—
Rights	1,902	1,902	—	—
Warrants	2,244	2,244	—	—
Securities Lending Collateral	5,047,848	5,047,848	—	—
Short-Term Investments	5,216,519	5,216,519	—	—

Total Investments in Securities	$236,825,410	$19,090,272	$217,735,138	—
Other Financial Instruments
Futures	$134,177	$134,177	—	—
Forward Foreign Currency Contracts	($55,439)	—	($55,439)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets’ contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended November 30, 2011, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at November 30, 2011. During the period ended November 30, 2011, the Fund held futures contracts with absolute notional values ranging from $11.1 million to $26.7 million as measured at each quarter end.

12

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

DAX Index Futures	34	Long	Dec 2011	$6,947,095	$32,170
FTSE 100 Index Futures	53	Long	Dec 2011	4,567,525	226,561
ASX SPI 200 Index Futures	48	Short	Dec 2011	(5,077,007)	(13,079)
FTSE MIB Index Futures	9	Short	Dec 2011	(921,630)	(111,475)
Total					$134,177

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2011. During the period ended November 30, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $50.1 million to $95.4 million, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERD BY			UNREALIZED
	COVERD BY	CONTRACT		SETTLEMENT	APPRECIATION
	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS

EUR	460,057	$630,834	Bank of America N.A.	12-16-11	($12,571)
EUR	785,679	1,071,351	Brown Brothers Harriman & Company	12-16-11	(15,490)
EUR	2,016,370	2,777,699	Deutsche Bank AG London	12-16-11	(67,932)
EUR	614,621	840,572	Morgan Stanley Capital Services Inc	12-16-11	(14,593)
GBP	301,342	471,654	Bank of America N.A.	12-16-11	1,060
GBP	474,203	742,355	Barclays Bank PLC Wholesale	12-16-11	1,525
GBP	566,396	887,248	Brown Brothers Harriman & Company	12-16-11	1,255
GBP	833,874	1,309,683	JPMorgan Chase Bank	12-16-11	(1,589)
GBP	410,669	643,063	Morgan Stanley Capital Services, Inc.	12-16-11	1,151
GBP	518,783	811,633	Royal Bank of Scotland Plc	12-16-11	2,179
GBP	593,000	926,628	State Street Bank & Trust Company	12-16-11	3,608
HKD	11,073,287	1,424,400	Bank of America N.A.	12-16-11	1,063
HKD	8,392,911	1,079,616	Barclays Bank PLC Wholesale	12-16-11	803
HKD	3,724,303	479,213	Brown Brothers Harriman & Company	12-16-11	216
HKD	4,697,105	604,210	Mellon Bank NA	12-16-11	448
HKD	7,862,732	1,011,563	Morgan Stanley Capital Services, Inc.	12-16-11	606
HKD	8,117,663	1,044,234	State Street Bank And Trust Company	12-16-11	752
JPY	73,348,630	956,293	Deutsche Bank AG London	12-16-11	(10,211)
JPY	73,531,690	958,667	JPMorgan Chase Bank	12-16-11	(10,224)
JPY	122,559,584	1,598,196	Royal Bank of Scotland PLC	12-16-11	(17,370)
SEK	5,603,178	851,210	Brown Brothers Harriman & Company	12-16-11	(23,756)

13

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERD BY			UNREALIZED
	COVERD BY	CONTRACT		SETTLEMENT	APPRECIATION
	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS (continued)

SGD	1,845,284	1,453,632	Bank of America N.A.	12-16-11	(13,840)
SGD	922,641	724,840	Barclays Bank PLC Wholesale	12-16-11	(4,944)
SGD	4,223,146	3,322,434	Brown Brothers Harriman & Company	12-16-11	(27,304)
SGD	751,694	589,408	Mellon Bank NA	12-16-11	(2,895)
SGD	982,435	772,519	Morgan Stanley Capital Services, Inc.	12-16-11	(5,969)
SGD	751,694	590,907	Royal Bank of Scotland PLC	12-16-11	(4,395)
SGD	751,694	591,052	State Street Bank & Trust Company	12-16-11	(4,539)

		$29,165,114			($222,956)
SELLS

AUD	616,681	$621,109	JPMorgan Chase Bank	12-16-11	($12,052)
CAD	2,605,799	2,558,912	Bank of America N.A.	12-16-11	5,006
CAD	933,979	915,875	Morgan Stanley Capital Services, Inc.	12-16-11	495
CAD	2,784,506	2,717,867	Royal Bank of Scotland PLC	12-16-11	(11,190)
CAD	729,810	720,444	State Street Bank & Trust Company	12-16-11	5,167
CHF	1,273,534	1,411,196	Barclays Bank PLC Wholesale	12-16-11	16,622
CHF	942,463	1,020,666	Brown Brothers Harriman & Company	12-16-11	(11,371)
CHF	3,072,511	3,444,981	Royal Bank of Scotland PLC	12-16-11	80,450
CHF	2,495,776	2,767,089	State Street Bank & Trust Company	12-16-11	34,107
NOK	2,287,685	406,678	Barclays Bank PLC Wholesale	12-16-11	10,838
SEK	7,155,724	1,067,254	Barclays Bank PLC Wholesale	12-16-11	10,525
SEK	7,386,719	1,102,808	Brown Brothers Harriman & Company	12-16-11	11,967
SEK	6,411,075	958,071	Deutsche Bank AG London	12-16-11	11,310
SEK	4,920,787	732,171	JPMorgan Chase Bank	12-16-11	5,489
SEK	7,155,724	1,066,882	Mellon Bank NA	12-16-11	10,154

		$21,512,003			$167,517

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2011 by risk category:

ASSET LIABILITY

		DERIVATIVES	DERIVATIVES
RISK	FINANCIAL INSTRUMENTS LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Futures	$258,731	($124,554)
Foreign exchange contracts	Foreign forward currency contracts	216,796	(272,235)

		($475,527)	($396,789)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

870Q3 11/11
1/12

John Hancock
MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

International Allocation Portfolio
As of 11-30-11 (Unaudited)

Investment companies
Underlying Funds’ Subadvisers

Dimemsional Fund Advisors, Inc.	(DFA)
Franklin Templeton Investment Corp. Templeton Investment Counsel, Inc.	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Marsico Capital Management, LLC	(Marsico)
John Hancockl Asset Management*	(John Hancock)

*Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

Affiliated Investment Companies 98.42%		$15,396,522

(Cost $14,980,068)

EQUITY 98.42%		15,396,522

International Large Cap 73.13%

John Hancock Funds II (G)
International Growth Stock, Class NAV (Invesco)	203,314	2,104,304
International Opportunities, Class NAV (Marsico)	140,363	1,713,835
International Value, Class NAV (Franklin)	290,906	3,810,864

John Hancock Funds III (G)
International Core, Class NAV (GMO)	142,409	3,810,864

Emerging Markets 17.81%

John Hancock Funds II (G)
Emerging Markets, Class NAV (DFA)	211,722	2,017,706

John Hancock Investment Trust (G)
Greater China Opportunities, Class NAV (John Hancock) (A)	45,843	768,785

International Small Cap 7.48%

John Hancock Funds II (G)
International Small Company, Class NAV (DFA)	156,858	1,170,164

Unaffiliated Investment Companies 1.52%		$237,784

(Cost $249,733)

EQUITY 1.52%		237,784

WisdomTree Japan Hedged Equity Fund	2,710	87,343
WisdomTree Japan SmallCap Dividend Fund	3,554	150,441

Total investments (Cost $15,229,801)† 99.94%		$15,634,306

Other assets and liabilities, net 0.06%		$8,836

Total net assets 100.00%		$15,643,142

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

(A)	The subadviser is an affiliate of the adviser.

(G)	The underlying fund's subadviser is shown parenthetically.

†	At 11-31-11, the aggregate cost of investment securities for federal income tax purposes was $17,610,236.
Net unrealized depreciation aggregated $1,975,930, of which $865,514 related to appreciated investment securities and $2,841,444 related to depreciated investment securities.

1

John Hancock Fund International Allocation Portfolio
As of 11-30-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Portfolio uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolio in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q3 11/11
1/12

John Hancock

MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

11.30.2011

Global Shareholder Yield Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Common Stocks 94.94%		$1,242,500,329

(Cost $1,187,610,587)

Australia 1.41%		18,492,734

BHP Billiton, Ltd., ADR	78,100	5,870,777
JB Hi-Fi, Ltd.	374,400	6,152,638
Westpac Banking Corp.	296,161	6,469,319

Belgium 2.05%		26,788,096

Anheuser-Busch InBev NV	315,120	18,851,080
Mobistar SA	145,088	7,937,016

Brazil 0.71%		9,261,738

CPFL Energia SA	731,374	9,261,738

Canada 3.45%		45,135,121

BCE, Inc.	633,700	24,852,199
Rogers Communications, Inc., Class B	296,300	10,986,878
Shaw Communications, Inc., Class B	450,000	9,296,044

France 6.75%		88,315,270

Air Liquide SA	53,940	6,846,310
France Telecom SA	860,400	14,861,424
SCOR SE	450,800	10,773,806
Total SA	374,400	19,340,597
Vinci SA	293,700	13,170,336
Vivendi SA	1,010,700	23,322,797

Germany 4.18%		54,702,809

BASF SE	237,000	17,226,184
Bayer AG	105,650	6,940,860
Daimler AG	243,000	11,026,343
Deutsche Telekom AG	725,600	9,405,542
Muenchener Rueckversicherungs AG	79,900	10,103,880

Hong Kong 1.09%		14,290,059

China Mobile, Ltd., ADR	287,700	14,290,059

Italy 1.42%		18,582,537

Enel SpA	1,486,500	6,314,558
Terna Rete Elettrica Nazionale SpA	3,428,000	12,267,979

Netherlands 1.49%		19,537,000

Royal Dutch Shell PLC, ADR	279,100	19,537,000

Norway 0.45%		5,820,926

Orkla ASA	761,700	5,820,926

Philippines 0.62%		8,106,175

Philippine Long Distance Telephone Company, ADR	146,851	8,106,175

Spain 0.65%		8,536,879

Telefonica SA	452,500	8,536,879

Switzerland 4.30%		56,236,960

Nestle SA	360,700	20,225,174
Novartis AG	169,200	9,130,512
Roche Holdings AG	61,000	9,702,450
Swisscom AG	45,500	17,178,824

1

Global Shareholder Yield Fund
As of 11-30-11 (Unaudited)

	Shares	Value

Taiwan 1.56%		$20,456,785

HTC Corp.	208,382	3,426,933
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,318,100	17,029,852

United Kingdom 18.80%		246,077,875

AstraZeneca PLC, ADR	372,700	17,136,746
BAE Systems PLC	2,766,000	11,938,525
British American Tobacco PLC	235,300	10,920,797
Compass Group PLC	953,200	8,827,151
Diageo PLC, ADR	156,300	13,380,843
FirstGroup PLC	3,054,472	15,698,795
GlaxoSmithKline PLC	443,150	9,819,415
Imperial Tobacco Group PLC	699,900	25,183,290
Logica PLC	4,518,650	5,709,343
Meggitt PLC	1,564,600	9,397,691
National Grid PLC	2,011,960	19,768,063
Pearson PLC	1,259,800	22,843,179
Reckitt Benckiser Group PLC	181,200	9,159,373
Scottish & Southern Energy PLC	634,600	13,146,885
Unilever PLC	211,200	7,095,872
United Utilities Group PLC	1,302,663	12,890,467
Vodafone Group PLC	9,135,200	24,782,990
WM Morrison Supermarket PLC	1,653,950	8,378,450

United States 46.01%		602,159,365

Abbott Laboratories	142,500	7,773,375
Altria Group, Inc.	701,600	20,128,904
Arthur J. Gallagher & Company	418,200	12,955,836
AT&T, Inc.	487,800	14,136,444
Automatic Data Processing, Inc.	146,800	7,500,012
Bristol-Myers Squibb Company	525,500	17,194,360
CenturyLink, Inc.	532,400	19,975,648
Chevron Corp.	96,200	9,891,284
CMS Energy Corp.	466,300	9,754,996
Coca-Cola Enterprises, Inc.	260,200	6,796,424
Comcast Corp., Special Class A	454,300	10,158,148
ConocoPhillips	184,600	13,165,672
Diamond Offshore Drilling, Inc.	161,400	9,708,210
Diebold, Inc.	233,600	7,047,712
Duke Energy Corp.	349,500	7,287,075
E.I. du Pont de Nemours & Company	246,500	11,762,980
Emerson Electric Company	152,000	7,942,000
Enterprise Products Partners LP	219,000	9,962,310
Exxon Mobil Corp.	90,200	7,255,688
Genuine Parts Company	140,800	8,236,800
H.J. Heinz Company	132,200	6,960,330
Honeywell International, Inc.	153,700	8,322,855
Integrys Energy Group, Inc.	129,650	6,675,679
Johnson & Johnson	155,400	10,057,488
Kimberly-Clark Corp.	214,700	15,344,609
Kinder Morgan Energy Partners LP	182,100	14,240,220
Lockheed Martin Corp.	200,900	15,700,335
Lorillard, Inc.	150,300	16,776,486
Markwest Energy Partners LP	137,400	7,370,136
Mattel, Inc.	441,400	12,716,734
McDonald's Corp.	86,700	8,281,584
Merck & Company, Inc.	259,300	9,269,975
Microchip Technology, Inc.	186,300	6,503,733

2

Global Shareholder Yield Fund
As of 11-30-11 (Unaudited)

	Shares	Value

United States (continued)

Microsoft Corp.	402,70	$10,301,066
NiSource, Inc.	955,800	21,897,378
Oracle Corp.	437,100	13,703,085
PepsiCo, Inc.	96,200	6,156,800
Philip Morris International, Inc.	233,600	17,809,664
Pitney Bowes, Inc.	548,700	10,222,281
Progress Energy, Inc.	275,700	14,992,566
R.R. Donnelley & Sons Company	492,100	7,391,342
Regal Entertainment Group	954,000	13,594,500
Reynolds American, Inc.	435,400	18,225,844
SCANA Corp.	180,300	7,864,686
Southern Company	307,400	13,497,934
Spectra Energy Corp.	252,500	7,428,550
TECO Energy, Inc.	642,300	12,062,394
The Coca-Cola Company	106,500	7,159,995
The Travelers Companies, Inc.	119,400	6,716,250
Time Warner, Inc.	264,500	9,209,890
Vectren Corp.	330,600	9,620,460
Verizon Communications, Inc.	444,800	16,782,304
Waste Management, Inc.	298,800	9,352,440
Williams Partners LP	194,900	11,315,894

Preferred Securities 0.69%		$8,995,472

(Cost $8,823,842)

United States 0.69%		8,995,472

MetLife, Inc., Series B, 6.500%	358,100	8,995,472

Short-Term Investments 8.22%		$107,520,463

(Cost $107,520,463)

Money Market Funds 8.22%		107,520,463

State Street Institutional Treasury Money Market Fund, 0.168% (Y)	107,520,463	107,520,463

Total investments (Cost $1,303,954,892)† 103.85%		$1,359,016,264

Other assets and liabilities, net (3.85%)		($50,380,760)

Total net assets 100.00%	$1,308,635,504

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(Y) The rate shown is the annualized seven-day yield as of 11-30-11.

† At 11-30-11, the aggregate cost of investment securities for federal income tax purposes was $1,306,815,726. Net unrealized appreciation aggregated $52,200,538, of which $71,463,768 related to appreciated investment securities and $19,263,230 related to depreciated investment securities.

3

Global Shareholder Yield Fund
As of 11-30-11 (Unaudited)

The Portfolio had the following sector composition as a percentage of total net assets on 11-30-11:

Consumer Staples	17.5%
Telecommunication Services	14.7%
Utilities	13.5%
Consumer Discretionary	11.0%
Energy	9.9%
Industrials	8.8%
Health Care	7.4%
Information Technology	5.4%
Financials	4.3%
Materials	3.2%
Short-Term Investments & Other	4.3%

4

Global Shareholder Yield Fund
As of 11-30-11 (Unaudited)

Notes to the schedule of investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2011 by major security category or type:

			Level 2	Level 3
			Significant	Significant
	Total Market Value	Level 1 Quoted	Observable	Unobservable
	at 11/30/2011	Price	Inputs	Inputs

Common Stocks
Australia	$18,492,734	$5,870,777	$12,621,957	—
Belgium	26,788,096	—	26,788,096	—
Brazil	9,261,738	9,261,738	—	—
Canada	45,135,121	45,135,121	—	—
France	88,315,270	—	88,315,270	—
Germany	54,702,809	—	54,702,809	—
Hong Kong	14,290,059	14,290,059	—	—
Italy	18,582,537	—	18,582,537	—
Netherlands	19,537,000	19,537,000	—	—
Norway	5,820,926	—	5,820,926	—
Philippines	8,106,175	8,106,175	—	—
Spain	8,536,879	—	8,536,879	—
Switzerland	56,236,960	—	56,236,960	—
Taiwan	20,456,785	17,029,852	3,426,933	—
United Kingdom	246,077,875	30,517,589	215,560,286	—
United States	602,159,365	602,159,365	—	—
Preferred Securities
United States	8,995,472	8,995,472	—	—
Short-Term Investments	107,520,463	107,520,463	—	—

Total Investments in
Securities	$1,359,016,264	$868,423,611	$490,592,653	—

5

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended November 30, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q3 11/11
1/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	January 23, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	January 23, 2012